FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	$ 582	$ 1,083
Contractual Cash Flows
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	582
Less than 1 year
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	582
1 - 3 years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
4 - 5 years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	0
After 5 years
DisclosureOfLiquidityRiskExposureLineItems [Line Items]
Accounts payable and accrued liabilities	$ 0